Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties

On November 24, 2016, the Company proceeded with the sale of all of the issued and outstanding capital stock of each of the subsidiaries owning the vessels Box Voyager, Box Trader and Maule to entities controlled by Mr. Michael Bodouroglou, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer based on a mutually agreed value of $0.50 per company (Note 5).

Further to the above transaction, which is analyzed in detail in Note 5, the following transactions with related parties occurred during the years ended December 31, 2014, 2015 and 2016:

(a)	Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On June 1, 2011, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer. The term of the lease, which commenced in June 2011, was 1 year, and has been renewed annually. Rent expense under this lease for the years ended December 31, 2014, 2015 and 2016 amounted to $24,924, $20,709 and $32,784, respectively, and is included in General and administrative expenses – related party in the statements of comprehensive income / (loss). The remaining rental commitment, as of December 31, 2016, amounts to $16,356.

(b)	Allseas Marine S.A:

A. Ship-Owning Companies Management Agreements: The Company outsourced the technical and commercial management of its vessels to Allseas, pursuant to management agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, is the sole shareholder and Managing Director of Allseas. Effective January 2, 2015, the Company and Allseas mutually agreed to terminate a portion of the services provided by Allseas under the terms of the original management agreements, which were taken over by Seacommercial Shipping Services S.A., on substantially similar terms, as discussed further below. Following the sale of vessels discussed in Notes 5 and 6, the management agreements were terminated. The management agreements, as amended, provided for the following:

(i) Management Fees – A fixed monthly technical management fee, adjusted annually on June 1 in accordance with the official Eurozone inflation rate, of €646.99, €648.93 and €648.28 per vessel per day, (or $704, $706 and $682 per vessel, per day, respectively, using an exchange rate of $1.0525:€1.00, the $/€ exchange rate as of December 30, 2016, according to Bloomberg) was payable by the Company to Allseas during 2014, 2015 and 2016, respectively.

(ii) Pre-Delivery Services – A lump sum fee of $15,000 was payable to Allseas, for pre-delivery services provided, during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(iii) Superintendent Fees – A fee of €500 per day (or $526 per day using an exchange rate of $1.0525:€1.00, the $/€ exchange rate as of December 30, 2016, according to Bloomberg) was payable to Allseas for each day in excess of 5 days per calendar year for which a superintendent performed on-site inspection.

Each month, the Company made an advance payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount advanced to Allseas over payments made by Allseas for the Company's operating expenses was included in Due from related parties in the consolidated balance sheets.

B. Administrative Services Agreement: The Company entered into an administrative services agreement with Allseas on April 19, 2011. The agreement shall continue for as long as Allseas remains in the premises of 15 Karamanli Ave. in Voula, Greece as tenant, or under any other capacity. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company's offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

C. Executive Services Agreement: The Company entered into an executive services agreement with Allseas on April 19, 2011, pursuant to which Allseas provides the services of the executive officers, who report directly to the Company’s Board of Directors. Pursuant to the amended and restated Executive Services Agreement, dated May 19, 2015, the agreement shall remain in full force and effect unless terminated in accordance with the provisions of the agreement. Under the terms of the agreement, the agreement may not be amended or otherwise modified without the written consent of both parties. The Company’s obligations under the agreement will cease immediately and Allseas will not be entitled to any further payments of any kind in the event Allseas engagement is terminated by the Company for Cause (as defined in the agreement) or by Allseas other than for Good Reason (as defined in the agreement). In the event Allseas engagement is terminated by the Company without Cause or by Allseas for Good Reason (as such terms are defined in the agreement) or as a result of a Change of Control (as defined in the agreement), Allseas will be entitled to receive (i) its annual fee payable under the agreement through the Termination Date (as defined in the agreement); (ii) a compensation equal to three years annual executive services fee; and (iii) 60,000 fully vested shares of the Company’s common stock issued cash free on the date of termination. In addition, either party has the option to terminate the agreement within six months following a Change of Control (as defined in the agreement). Effective from January 1, 2013, the executive services fee amounted to $2,200,000 per annum, payable in twelve monthly instalments. Effective from January 1, 2017, the executive services fee was reduced to $500,000 per annum, The executive services fee shall be reviewed annually or occasionally by the Company's Board of Directors. For the years ended December 31, 2014 and 2015, the Company's Board of Directors granted an incentive compensation to Allseas for executive services amounting to $739,560 and $543,150, respectively.

D. Accounting Agreement: On September 12, 2012, the Company entered into an accounting agreement with Allseas, effective from September 1, 2012, pursuant to which Allseas provides financial, accounting and financial reporting services. Pursuant to the amended and restated accounting agreement, dated May 19, 2015, the agreement shall remain in full force and effect, unless terminated in accordance with the provisions of the agreement. The Company’s obligations under the agreement will immediately cease, and Allseas will not be entitled to any further payments of any kind in the event Allseas engagement is terminated by the Company for Cause (as defined in the agreement) or by Allseas other than for Good Reason (as defined in the agreement). In the event Allseas engagement is terminated by the Company without Cause or by Allseas for Good Reason (as such terms are defined in the agreement) or as a result of a Change of Control (as defined in the agreement), Allseas will be entitled to receive (i) its fee through the Termination Date (as defined in the agreement); and (ii) a compensation equal to three years annual financial accounting services fee and financial reporting fee. In addition, either party may terminate the agreement within six months following a Change of Control (as defined in the agreement). Effective from January 1, 2016, in connection with the provision of financial and accounting services under the agreement, Allseas is entitled to a financial and accounting services fee amounting to €200,000 per annum (or $210,500 per annum using an exchange rate of $1.0525:€1.00, the $/€ exchange rate as of December 30, 2016, according to Bloomberg), payable quarterly in arrears. Effective from January 1, 2017, the financial and accounting services fee was reduced to €60,000 per annum. In connection with the provision of the financial reporting services under the agreement, Allseas is entitled to a financial reporting fee of $30,000 per vessel per annum, payable quarterly in arrears. The financial and accounting services fee and the financial reporting fee shall be reviewed annually by the Company's Board of Directors.

E. Compensation Agreement: On September 12, 2012, as further amended and restated on January 2, 2015, the Company entered into a compensation agreement with Allseas, whereby in the event that Allseas is involuntarily terminated as the manager of its fleet without cause (including the termination by Allseas of the management agreements for cause), it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,157,500 using an exchange rate of $1.0525:€1.00, the $/€ exchange rate as of December 30, 2016, according to Bloomberg). Following the sale of vessels discussed in Notes 5 and 6, the compensation agreement was terminated.

The following amounts charged by Allseas are included in the consolidated statements of comprehensive income / (loss):

	2014	2015	2016
A – Charter hire commissions	$685,148	$-	$-
A – Management fees	$2,829,632	$2,375,054	$2,163,097
A – Superintendent fees (included in Vessels operating expenses – related party)	$972,852	$479,463	$310,211
A – Superintendent fees (included in Dry-docking expenses – related party)	$95,342	$122,171	$-
A – Superintendent fees (included in Loss on sale of vessels – related party)	$-	$-	$31,605
A – Superintendent fees (included in Gain from deconsolidation of subsidiaries – related party)	$-	$-	$5,590
B – Administrative fees (included in General and administrative expenses – related party)	$35,520	$30,985	$34,754
C – Executive services fees (included in General and administrative expenses – related party)	$2,939,560	$2,743,150	$2,200,000
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$596,350	$545,162	$441,425

As of December 31, 2015 and 2016, the amounts due from Allseas were $3,322,946 and $2,700,761, respectively, and are included in Due from related parties in the consolidated balance sheets.

(c)	Seacommercial Shipping Services S.A. ("Seacommercial" or "Broker"): On January 2, 2015, the Company entered into a Sale & Purchase ("S&P") and Charter Brokerage Services Agreement with Seacommercial, a Liberian company, pursuant to agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, is the sole shareholder and Managing Director of Seacommercial. Following the sale of vessels discussed in Notes 5 and 6, the S&P and Charter Brokerage Services Agreements were terminated. The agreements provided for the following:

(i) Charter Hire Commissions – The Company paid Seacommercial 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels.

(ii) Vessel Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of the Company, was paid to Seacommercial.

In addition, on January 2, 2015, the Company entered into a Compensation Agreement with Seacommercial, whereby in the event that Seacommercial is involuntarily terminated as the broker of its fleet (including the termination by Seacommercial of the agreements for cause), it shall compensate Seacommercial with an amount equal to the sum of three years of charter brokerage commissions, based on the fleet at the time of termination, on the condition that Seacommercial will not receive this termination fee in the event that the Company terminates its agreements with Seacommercial for cause.

Charter hire commissions charged by Seacommercial for the years ended December 31, 2015 and 2016 amounted to $597,759 and $229,827, respectively, and are separately reflected in Commissions – related party in the consolidated statements of comprehensive income / (loss). As of December 31, 2015 and 2016, the amounts due to Seacommercial were $46,402 and $0, respectively, and are included in Due to related parties in the consolidated balance sheets. During 2016, six of the Company’s vessels were sold to unrelated third parties (Note 6). Vessel commissions charged by Seacommercial amounted to $353,732 and are included in Loss on sale of vessels – related party in the consolidated statements of comprehensive income / (loss). Vessel commissions charged by Seacommercial in relation to the sale of all of the issued and outstanding capital stock of each of the subsidiaries owning the vessels Box Voyager, Box Trader and Maule amounted to $397,500 and are included in Gain from deconsolidation of subsidiaries – related party in the consolidated statements of comprehensive income / (loss).

(d)	Crewcare Inc.:

A. Manning Agency Agreements: Each ship-owning company had a manning agency agreement with Crewcare Inc. ("Crewcare"), a company beneficially owned by the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, based in Manila, Philippines. Manning services were provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who served on board each vessel, and $120 per seaman one-time recruitment fee, increased to $140 per seaman effective from August 1, 2016. In addition, the agreement also provided for a fee of $30 per seaman for in-house training, increased to $50 per seaman effective from August 1, 2016, and a fee of $50 per seaman for extra in-house training. The expenses incurred for the years ended December 31, 2014, 2015 and 2016, amounted to $196,321, $252,446 and $210,434, respectively, and are included in Vessels operating expenses – related party in the consolidated statements of comprehensive income / (loss). As of December 31, 2015 and 2016, the amounts due to Crewcare Inc. were $397,537 and $68,149, respectively, and are included in Due to related parties in the consolidated balance sheets. Following the sale of vessels discussed in Notes 5 and 6, the manning agency agreements were terminated.

B. Cadetship Program Agreements: Each ship-owning company had a cadetship program agreement with Crewcare, pursuant to which Crewcare, at its own cost, was responsible for recruiting and training cadets to be assigned to the vessels. These services were provided in exchange for a lump sum fee of $5,000 per cadet employed on board the vessel for his one year training. The expenses incurred for the years ended December 31, 2014, 2015 and 2016, amounted to $165,000, $170,000 and $15,000, and are included in Vessels operating expenses – related party in the consolidated statements of comprehensive income / (loss). Following the sale of vessels discussed in Notes 5 and 6, the cadetship program agreements were terminated.

(e)	Mone Shipping Co. (“Mone”) & Venet Shipping Co. (“Venet”): On December 1, 2016, the Company entered into commercial services agreements with Mone and Venet, both incorporated in Liberia in September 2012, which are the owners of the Liberia flag drybulk vessels M/V Kavala Seas and M/V Paros Seas, respectively, and are beneficially owned by Mr. Michael Bodouroglou. These agreements have an initial term of five years and automatically extend for successive five year term, unless, in each case, at least 30 days advance written notice of termination is given by either party. In addition, the agreements may be terminated by either party for cause, as set forth in the agreements, on at least 30 days advance written notice. The agreements provide for the following:

(i) Chartering Commissions – The Company receives a commission fee of 2% on the gross freight, demurrage and charter hire collected from the employment of the vessels.

(ii) Sale & Purchase Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of each agreement, of any vessel bought or sold on behalf of Mone and Venet, is payable to the Company.

Commercial services fees charged by the Company for the year ended December 31, 2016 amounted to $11,542 and are separately reflected in Commercial services fees – related party in the consolidated statements of comprehensive income / (loss). As of December 31, 2016, the amounts due from Mone and Venet were $11,542 and are included in Due from related parties in the consolidated balance sheets.